Operating Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs
Employee benefits	€ 19,367	€ 20,349	€ 30,286
External R&D costs	12,838	4,809	19,824
Laboratory costs and other consumables	4,675	3,473	3,111
Advisory and legal costs	4,384	4,262	6,766
Insurance costs	918	1,458	1,895
Depreciation	2,761	2,513	2,521
Patent and license expense	721	303	611
Other	4,353	4,217	4,504
Total operating costs	€ 50,017	€ 41,384	€ 69,518